Significant Accounting Policies (Schedule of accumulated other comprehensive income, net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ (10,060)
Other comprehensive income (loss) before reclassifications	4,105
Amounts reclassified from AOCI	(2,861)
Other comprehensive income	1,244	$ (1,973)	$ 3,069
Ending Balance	(8,816)	(10,060)
Unrealized gains (losses) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	406
Other comprehensive income (loss) before reclassifications	3,695
Amounts reclassified from AOCI	(2,861)
Other comprehensive income	834
Ending Balance	1,240	406
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(10,466)
Other comprehensive income (loss) before reclassifications	410
Amounts reclassified from AOCI	0
Other comprehensive income	410
Ending Balance	$ (10,056)	$ (10,466)